Redeemable Noncontrolling Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest
11.	Redeemable Noncontrolling Interest

The table below presents the reconciliation of changes in redeemable noncontrolling interests (in thousands):

	2021	2020
Balance as of January 1	$848	$28
Allocation of net income for the three months ended March 31	60	383
Balance as of March 31	908	411
Merger of BuzzFeed Japan and HuffPost Japan	510	—
Allocation of net income for the three months ended June 30	85	323
Balance as of June 30	1,503	734
Allocation of net income for the three months ended September 30	67	62
Ending balance as of September 30	$1,570	$796

9.	Redeemable Noncontrolling Interest

The redeemable noncontrolling interest represents the 49% interest in BuzzFeed Japan held by Yahoo Japan, which is puttable to the Company in certain conditions, none of which were met at December 31, 2020, including material breach of the JVA by the Company or the bankruptcy or liquidation of the Company. The redeemable noncontrolling interest is presented outside of the permanent equity on the Company’s consolidated balance sheets as the put right is outside of the Company’s control.

The table below presents the reconciliation of changes in redeemable noncontrolling interest (in thousands):

	2020	2019	2018
Beginning balance	$28	$(245)	$726
Allocation of net (income) loss	820	273	(971)
Ending balance	$848	$28	$(245)